INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET
8.	INTANGIBLE ASSETS, NET

Intangible assets, as of December 31, 2021 and 2022 are as follows:

	As of December 31,
	2021	2022
	RMB	RMB
Software	21,346	30,095
Technology	8,178	8,390
Total cost	29,524	38,485
Less: Accumulated amortization	(9,971)	(17,885)
Intangible assets, net	19,553	20,600

Amortization expenses related to intangible assets were RMB6,326 and RMB 7,914 for the years ended December 31, 2021 and 2022. The Group expects to record amortization expenses of RMB7,053, RMB4,237, RMB2,975, RMB2,425, and RMB3,910 for the years ending December 31, 2023, 2024, 2025, 2026, and 2027 and years after, respectively.